Related party transactions	12 Months Ended
Mar. 31, 2014
Related party transactions
Related party transactions

10. Related party transactions

        The following table provides the balances with related parties as of March 31:

Due from related parties, current:

	2013	2014
Receivable from related parties	$6,494	$1,144
Loan due from related party	—	50
Loans due from employees	317	86

Total due from related parties, current	$6,811	$1,280

Due from related parties, non-current:

	2013	2014
Loans due from Luxoft Consulting Inc., non-current	$430	$—

Total due from related parties, non-current	$430	$—

        On July 31, 2006, the Group provided a loan in the amount of $480 to Luxoft Consulting Inc., its Subsidiary at that time, which was sold to IBS Group on July 27, 2011, and is now a subsidiary of IBS Group. The loan receivable bears no interest and is due on July 31, 2014. The outstanding amount of $430 as of March 31, 2013 was fully repaid on May 16, 2013.

Due to related parties, current:

	2013	2014
Payable to related parties	$136	$144

Total due to related parties, current	$136	$144

        The Group guaranteed $0 and $8,582 of short-term debt of IBS Group's other subsidiaries at March 31, 2013 and 2014.

        In the ordinary course of business, the Group provides services to and purchases goods (computers and related components) and services (rent, professional, marketing, outstaffing and management services) from IBS Group subsidiaries and affiliated companies.

        The goods and services include software customization and other software subcontracting services to IBS Group subsidiaries and other companies affiliated with IBS Group.

        Sales of services included software customization and other software subcontracting services to IBS Group subsidiaries and other companies affiliated with IBS Group. From July 2012 to November 27, 2013, the date of the Company's follow-on offering, the sale of services includes the software development services to VTB Capital plc, an affiliate of one of the Company's non-controlling shareholder. The terms of service agreements with IBS Group subsidiaries and other companies affiliated with IBS Group and with the Company's non-controlling shareholder do not deviate in any material aspect from the terms that the Group would use in similar contracts with non-related parties.

        Below are the turnovers of related parties:

	For the years ended March 31,
	2012	2013	2014
Sales of services	$4,924	$12,273	$4,522
Purchase of goods	1,320	658	1,548
Purchase of services	542	486	527